UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2017

Item 1.

Reports to Stockholders

Fidelity® California AMT Tax-Free Money Market Fund Fidelity® California AMT Tax-Free Money Market Fund Institutional Class Service Class Annual Report February 28, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/28/17	% of fund's investments 8/31/16	% of fund's investments 2/29/16
1 - 7	71.0	74.3	81.8
8 - 30	7.6	6.2	3.5
31 - 60	7.5	9.1	1.4
61 - 90	6.1	1.6	1.3
91 - 180	5.7	0.8	9.9
> 180	2.1	8.0	2.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2017
Variable Rate Demand Notes (VRDNs)	32.1%
Tender Option Bond	17.7%
Other Municipal Security	35.5%
Investment Companies	14.1%
Net Other Assets (Liabilities)	0.6%

As of August 31, 2016
Variable Rate Demand Notes (VRDNs)	35.4%
Tender Option Bond	24.3%
Other Municipal Security	32.1%
Investment Companies	8.2%

Current And Historical 7-Day Yields

	2/28/17	11/30/16	08/31/16	05/31/16	2/29/16
Fidelity® California AMT Tax-Free Money Market Fund	0.37%	0.29%	0.29%	0.11%	0.01%
Institutional Class	0.49%	0.39%	0.38%	0.21%	0.01%
Service Class	0.24%	0.15%	0.13%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2017, the most recent period shown in the table, would have been .43% for Institutional Class and .16% for Service Class.

Investments February 28, 2017

Showing Percentage of Net Assets

Variable Rate Demand Note - 32.1%
	Principal Amount (000s)	Value (000s)
Alaska - 0.1%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.67% 3/7/17, VRDN (a)	$1,700	$1,700
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.72% 3/7/17, VRDN (a)	1,150	1,150
California - 30.6%
California Edl. Facilities Auth. Rev. (Univ. of San Francisco Proj.) Series 2005 B, 0.62% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	17,700	17,700
California Gen. Oblig. Series 2005 A3, 0.63% 3/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	9,000	9,000
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.66% 3/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	4,400	4,400
Series 2005 H, 0.64% 3/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	46,740	46,740
Series 2005 I, 0.66% 3/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	8,500	8,500
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 0.63% 3/7/17, VRDN (a)	8,400	8,400
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.) Series 2002 D, 0.67% 3/7/17, LOC Citibank NA, VRDN (a)	3,365	3,365
Series 2001 F, 0.67% 3/7/17, LOC Citibank NA, VRDN (a)	8,580	8,580
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.) Series 2008 B, 0.63% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	1,600	1,600
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.64% 3/7/17, LOC Bank of America NA, VRDN (a)	58,000	58,000
California Statewide Cmntys. Dev. Auth. Rev.:
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.69% 3/7/17, LOC Northern Trust Co., VRDN (a)	2,700	2,700
(The Archer School for Girls, Inc. Proj.) Series 2005, 0.64% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	8,695	8,695
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.63% 3/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	18,510	18,510
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn.:
Series 2008 B, 0.64% 3/7/17, LOC Bank of America NA, VRDN (a)	4,780	4,780
Series 2011 A, 0.64% 3/7/17, LOC MUFG Union Bank NA, VRDN (a)	5,185	5,185
Irvine Unified School District Cmnty. Facilities District Series 2012 B, 0.64% 3/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	12,545	12,545
Kings County Hsg. Auth. Multi-family Hsg. Rev. (Edgewater Isle Apts. Proj.) Series 2001 A, 0.64% 3/7/17, LOC Fannie Mae, VRDN (a)	1,125	1,125
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Grand Promenade Proj.) 0.67% 3/7/17, LOC Freddie Mac, VRDN (a)	4,600	4,600
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.66% 3/7/17, LOC Bank of America NA, VRDN (a)	21,435	21,435
Otay Wtr. District Ctfs. of Prtn. (1996 Cap. Projects) 0.65% 3/7/17, LOC MUFG Union Bank NA, VRDN (a)	3,700	3,700
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.64% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	2,900	2,900
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.63% 3/7/17, LOC Bank of America NA, VRDN (a)	215	215
Riverside Elec. Rev. Series 2008 C, 0.63% 3/7/17, LOC Bank of America NA, VRDN (a)	9,550	9,550
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Series 2001 A, 0.64% 3/7/17, LOC Fannie Mae, VRDN (a)	5,940	5,940
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.67% 3/7/17, LOC Bank of America NA, VRDN (a)	7,100	7,100
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 36A, 0.62% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	20,690	20,690
Second Series, 0.64% 3/7/17, LOC MUFG Union Bank NA, VRDN (a)	16,900	16,900
Series 36C, 0.62% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,100	4,100
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.65% 3/7/17, LOC Freddie Mac, VRDN (a)	11,900	11,900
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.63% 3/7/17, LOC Bank of America NA, VRDN (a)	15,015	15,015
Santa Clara Elec. Rev. Series 2008 B, 0.64% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	8,510	8,510
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.):
Series 2008 A, 0.67% 3/7/17, LOC Barclays Bank PLC, VRDN (a)	1,705	1,705
Series 2008 B, 0.67% 3/7/17, LOC Barclays Bank PLC, VRDN (a)	5,105	5,105
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.66% 3/7/17, LOC Bank of America NA, VRDN (a)	8,010	8,010
		367,200
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.85% 3/7/17, VRDN (a)	200	200
Series 1999 A, 0.73% 3/7/17, VRDN (a)	800	800
		1,000
Georgia - 0.5%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.7% 3/7/17, VRDN (a)	4,700	4,700
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.69% 3/1/17, VRDN (a)	300	300
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.7% 3/7/17, VRDN (a)	500	500
		5,500
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 3/7/17, VRDN (a)	3,700	3,700
Texas - 0.4%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.7% 3/1/17, VRDN (a)	1,200	1,200
Series 2009 C, 0.7% 3/1/17, VRDN (a)	700	700
Series 2010 B, 0.7% 3/1/17, VRDN (a)	1,100	1,100
Series 2010 C, 0.7% 3/1/17, VRDN (a)	1,100	1,100
		4,100
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.75% 3/7/17, VRDN (a)	300	300
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $384,650)		384,650

Tender Option Bond - 17.7%
California - 17.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 0.85% 3/7/17 (Liquidity Facility Bank of America NA) (a)(b)	900	900
Series 16 XM 0244, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,005	5,005
Series 17 XX 1045, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,300	3,300
Series II R 11901, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
Series Putters 3434, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,645	5,645
Series XF 10 44, 0.8% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	3,500	3,500
Burbank Unified School District Participating VRDN Series Floaters XF 22 92, 0.69% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,200	1,200
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Series Putters 3019, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,885	4,885
Series ROC II R 11970-1, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	4,080	4,080
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM 0146, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,320	1,320
Series 16 XM0194, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	700	700
Series EGL 14 0005, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	11,050	11,050
Series Floaters XF 23 77, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	6,240	6,240
Series MS 3144, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,977	1,977
Series ROC II R 11974, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,500	1,500
Series XF 24 00, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	800	800
California Gen. Oblig. Participating VRDN:
Series 15 XF 1039, 0.74% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,925	4,925
Series 16 ZM0200, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,400	1,400
Series DB XF 1041, 0.76% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,700	2,700
Series Floaters XF 23 72, 0.66% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	900	900
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 XG 00 49, 0.79% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	3,000	3,000
Series 16 ZF0426, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,665	2,665
Series Floaters XF 05 23, 0.66% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,125	1,125
Series Floaters YX 10 33, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,155	1,155
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0131, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,000	4,000
Series DB 15 XF 0234, 0.75% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	3,165	3,165
Series Floaters XG 01 04, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,134	2,134
Series MS 3239, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,200	2,200
Series MS 3267, 0.67% 3/7/17 (Liquidity Facility Cr. Suisse AG) (a)(b)	6,000	6,000
Series MS 3389, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,000	4,000
California St. Univ. Rev. Participating VRDN Series XM 0306, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	975	975
California State Univ. Rev. Participating VRDN Series 16 ZM0197, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500	2,500
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN Series XF 23 59, 0.74% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	825	825
Culver City Calif Unified School District Bonds Series Solar 17 10, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	1,000	1,000
Dignity Health Participating VRDN Series 17 04, 0.72% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	11,700	11,700
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 0.66% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,200	2,200
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series 2015 XF0190, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,835	1,835
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.7%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	1,290	1,290
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, 0.94%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	900	900
Participating VRDN Series MS 3288, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,125	1,125
Los Angeles Cmnty. College District Participating VRDN:
Series 16 XG0045, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	7,790	7,790
Series MS 3096, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	900	900
Series ROC II R 11773, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,800	1,800
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 0.74% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,100	1,100
Los Angeles Dept. Arpt. Rev. Participating VRDN Series 16 XL0005, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,105	3,105
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XM 02 47, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,665	6,665
Series Floaters XM 03 79, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,670	3,670
Series MS 3345, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,175	3,175
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 15 XF2168, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	3,420	3,420
Series Floaters ZM 04 68, 0.66% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,615	1,615
Series MS 3397, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,200	1,200
Los Angeles Hbr. Dept. Rev. Bonds Series Floaters 09 37C, 0.84%, tender 5/18/17 (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	925	925
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series 2015 ZF 0242, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,100	2,100
Metropolitan Wtr. District Southern CA Wtrwks. Rev. Participating VRDN Series 16 XM 02 43, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,215	2,215
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.84%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	545	545
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series Floaters 16 XG0022, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	2,300	2,300
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 0.71% 3/7/17 (Liquidity Facility Bank of America NA) (a)(b)	2,160	2,160
Sacramento Area Flood Cont. Agcy. Participating VRDN:
Series Floaters XM 04 55, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,100	1,100
Series Floaters YX 10 37, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,000	1,000
Series Floaters ZM 04 57, 0.65% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,400	1,400
Series Floaters ZM 04 58, 0.65% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,345	2,345
San Diego Cmnty. College District Participating VRDN Series XM 0149, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	700	700
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series 16 ZF0311, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,470	1,470
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,200	2,200
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series EGL 14 0025, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,100	1,100
Series ROC II R 12318, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	5,265	5,265
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 0.8% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,415	1,415
Sunnyvale School District Bonds Series 2016 18, 0.7%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	2,200	2,200
The Regents of the Univ. of California Participating VRDN Series XM 03 58, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,000	3,000
Univ. of California Regts. Med. Ctr. Pooled Rev. Participating VRDN:
Series Floaters XX 10 23, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	400	400
Series Floaters ZF 23 62, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,200	2,200
Series Floaters ZF 23 63, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	600	600
Univ. of California Revs. Participating VRDN:
Series 16 ZF 04 89, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,000	2,000
Series 15 ZF0177, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,810	3,810
Series 15 ZF0178, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series 2015 ZF0186, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series Floaters XF 05 24, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,675	2,675
Series Floaters XM 04 13, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,200	2,200
Series MS 3066, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,300	2,300
		210,886
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.84% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)	300	300
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.82% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200	200
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200	200
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.73% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	800	800
Washington - 0.0%
Catholic Health Initiatives Participating VRDN Series XF 1017, 0.94% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	500	500
TOTAL TENDER OPTION BOND
(Cost $212,886)		212,886

Other Municipal Security - 35.5%
California - 34.7%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2007 F, 5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	5,700	5,720
California Gen. Oblig.:
Bonds:
Series 2009, 5% 4/1/17	2,900	2,910
Series 2016:
4% 9/1/17	1,300	1,320
5% 9/1/17	4,995	5,097
5% 9/1/17	5,000	5,102
Series 11A2:
0.68% 3/2/17, LOC Royal Bank of Canada, CP	5,800	5,800
0.73% 5/8/17, LOC Royal Bank of Canada, CP	4,800	4,800
0.79% 3/9/17, LOC Royal Bank of Canada, CP	2,700	2,700
Series 11A5:
0.78% 4/7/17, LOC U.S. Bank NA, Cincinnati, CP	3,000	3,000
0.8% 3/13/17, LOC U.S. Bank NA, Cincinnati, CP	2,600	2,600
Series 2011 A2, 0.78% 4/4/17, LOC Royal Bank of Canada, CP	1,100	1,100
Series A1:
0.69% 3/7/17, LOC Wells Fargo Bank NA, CP	10,600	10,600
0.69% 3/8/17, LOC Wells Fargo Bank NA, CP	3,300	3,300
0.69% 3/13/17, LOC Wells Fargo Bank NA, CP	12,900	12,900
0.78% 4/4/17, LOC Wells Fargo Bank NA, CP	1,800	1,800
0.78% 4/7/17, LOC Wells Fargo Bank NA, CP	1,800	1,800
0.78% 4/26/17, LOC Wells Fargo Bank NA, CP	15,000	15,000
0.79% 3/7/17, LOC Wells Fargo Bank NA, CP	1,600	1,600
Series A3, 0.72% 5/3/17, LOC MUFG Union Bank NA, CP	3,800	3,800
Series A7, 0.75% 3/6/17, LOC Mizuho Corporate Bank Ltd., CP	5,600	5,600
Series A8, 0.73% 3/27/17, LOC Bank of The West San Francisco, CP	6,000	6,000
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.89%, tender 9/26/17 (a)	8,100	8,100
Series 2013 B, 5%, tender 10/17/17 (a)	3,350	3,437
California Pub. Works Board Lease Rev. Bonds Series 2016 E, 5% 10/1/17	1,000	1,025
California School Cash Reserve Prog. Auth. TRAN:
Series 2016 A, 2% 6/30/17	3,850	3,865
Series 2016 B, 2% 6/30/17	7,100	7,128
Series 2016 E, 2% 5/31/17	2,600	2,608
California State Univ. Rev. Series A:
0.83% 5/2/17, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	2,200	2,200
0.83% 5/2/17, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	2,200	2,200
0.84% 5/2/17, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	3,800	3,800
0.84% 5/2/17, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	6,778	6,778
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.75%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada) (a)	20,900	20,900
Series 2010 B, 0.75%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada) (a)	13,670	13,670
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series A1:
0.68% 3/9/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	10,000	10,000
0.72% 4/3/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,500	6,500
0.76% 3/3/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	2,700	2,700
0.77% 3/6/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	2,900	2,900
0.77% 3/8/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	7,100	7,100
Kern County Gen. Oblig. TRAN Series 2016, 3% 5/15/17	1,200	1,206
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A, 0.75% 3/23/17, LOC Bank of The West San Francisco, CP	3,000	3,000
Series B:
0.76% 3/16/17, LOC U.S. Bank NA, Cincinnati, CP	5,600	5,600
0.78% 4/6/17, LOC U.S. Bank NA, Cincinnati, CP	2,500	2,500
0.78% 4/6/17, LOC U.S. Bank NA, Cincinnati, CP	4,700	4,700
0.8% 3/14/17, LOC U.S. Bank NA, Cincinnati, CP	2,900	2,900
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	14,075	14,177
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Bonds Series 2016 A, 3% 6/1/17	2,100	2,112
Series A:
0.71% 4/4/17, LOC Sumitomo Mitsui Banking Corp., CP	3,450	3,450
0.73% 4/6/17, LOC Sumitomo Mitsui Banking Corp., CP	4,100	4,100
Series ATE:
0.8% 3/14/17, LOC MUFG Union Bank NA, CP	3,000	3,000
0.8% 3/14/17, LOC Sumitomo Mitsui Banking Corp., CP	2,500	2,500
0.8% 4/4/17, LOC Sumitomo Mitsui Banking Corp., CP	1,800	1,800
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2016, 0.99% 4/4/17 (Liquidity Facility Royal Bank of Canada), CP	8,400	8,400
0.74% 5/1/17 (Liquidity Facility Royal Bank of Canada), CP	21,000	21,000
0.74% 5/8/17 (Liquidity Facility Royal Bank of Canada), CP	21,000	21,000
Los Angeles Gen. Oblig. TRAN Series 2016, 3% 6/29/17	27,180	27,377
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 09A2, 0.7% 3/6/17, LOC Bank of America NA, CP	4,600	4,600
Series 11 A3, 0.75% 4/3/17, LOC Bank of The West San Francisco, CP	3,000	3,000
Series 11A3, 0.72% 3/7/17, LOC Bank of The West San Francisco, CP	1,200	1,200
Series 13 A4:
0.69% 3/21/17, LOC U.S. Bank NA, Cincinnati, CP	6,000	6,000
0.75% 5/8/17, LOC U.S. Bank NA, Cincinnati, CP	4,600	4,600
Series 13A4, 0.76% 3/13/17, LOC U.S. Bank NA, Cincinnati, CP	3,400	3,400
Series A1, 0.78% 4/6/17, LOC Wells Fargo Bank NA, CP	2,100	2,100
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	7,200	7,254
Sacramento Muni. Util. District Elec. Rev. Series L1, 0.68% 4/3/17, LOC Barclays Bank PLC, CP	6,700	6,700
San Diego Unified School District TRAN Series 2016 A, 2% 6/30/17	2,500	2,510
San Francisco City & County Gen. Oblig.:
Series 1, 0.79% 4/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,585	4,585
Series 2, 0.79% 4/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati), CP	9,800	9,800
Series 3, 0.8% 3/13/17, LOC State Street Bank & Trust Co., Boston, CP	10,500	10,500
San Francisco Muni. Trans. Agcy. Series A1, 0.74% 3/16/17, LOC State Street Bank & Trust Co., Boston, CP	2,200	2,200
San Jacinto Unified School District Bonds Series 2007, 5.25% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	500	509
San Jose Fin. Auth. Rev.:
Series 1, 0.66% 3/2/17, LOC State Street Bank & Trust Co., Boston, CP	3,420	3,420
Series 2, 0.66% 3/2/17, LOC U.S. Bank NA, Cincinnati, CP	3,420	3,420
Woodland Fin. Auth. Rev. Series 2017, 0.75% 3/8/17, LOC Citibank NA, CP	3,680	3,680
		415,760
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	2,375	2,375
Series 2010 A2, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,600	1,600
		3,975
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.82% tender 3/1/17, CP mode	600	600
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A:
0.75% tender 3/16/17, CP mode	700	700
0.8% tender 3/9/17, CP mode	1,800	1,800
Series 93B, 0.85% tender 3/30/17, CP mode	1,100	1,100
		3,600
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr., Co. Proj.) Series 1990 B, 0.85% tender 3/2/17, CP mode	1,200	1,200
TOTAL OTHER MUNICIPAL SECURITY
(Cost $425,135)		425,135
	Shares	Value (000s)

Investment Company - 14.1%
Fidelity Tax-Free Cash Central Fund, 0.66%(d)
(Cost $168,830)	168,830,000	168,830
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $1,191,501)		1,191,501
NET OTHER ASSETS (LIABILITIES) - 0.6%		6,980
NET ASSETS - 100%		$1,198,481

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,370,000 or 0.2% of net assets.

 (d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.94%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$900
Los Angeles Hbr. Dept. Rev. Bonds Series Floaters 09 37C, 0.84%, tender 5/18/17 (Liquidity Facility Wells Fargo & Co.)	2/18/16	$925
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.84%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA)	2/1/17	$545

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$392
Total	$392

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,022,671)	$1,022,671
Fidelity Central Funds (cost $168,830)	168,830
Total Investments (cost $1,191,501)		$1,191,501
Cash		58
Receivable for fund shares sold		5,450
Interest receivable		2,495
Distributions receivable from Fidelity Central Funds		57
Receivable from investment adviser for expense reductions		46
Total assets		1,199,607
Liabilities
Payable for fund shares redeemed	$841
Distributions payable	31
Accrued management fee	192
Transfer agent fee payable	61
Other affiliated payables	1
Total liabilities		1,126
Net Assets		$1,198,481
Net Assets consist of:
Paid in capital		$1,198,462
Accumulated undistributed net realized gain (loss) on investments		19
Net Assets		$1,198,481
California AMT Tax-Free Money Market:
Net Asset Value, offering price and redemption price per share ($319,163 ÷ 318,930 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($879,243 ÷ 878,609 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($75 ÷ 75 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2017
Investment Income
Interest		$4,342
Income from Fidelity Central Funds		392
Total income		4,734
Expenses
Management fee	$1,675
Transfer agent fees	562
Independent trustees' fees and expenses	4
Total expenses before reductions	2,241
Expense reductions	(341)	1,900
Net investment income (loss)		2,834
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	147
Total net realized gain (loss)		147
Net increase in net assets resulting from operations		$2,981

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,834	$75
Net realized gain (loss)	147	97
Net increase in net assets resulting from operations	2,981	172
Distributions to shareholders from net investment income	(2,834)	(75)
Distributions to shareholders from net realized gain	(165)	(29)
Total distributions	(2,999)	(104)
Share transactions - net increase (decrease)	510,388	(105,048)
Total increase (decrease) in net assets	510,370	(104,980)
Net Assets
Beginning of period	688,111	793,091
End of period	$1,198,481	$688,111

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California AMT Tax-Free Money Market Fund

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	–B	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.003	–B	–B	–B	–B
Distributions from net investment income	(.003)	–B	–B	–B	–B
Distributions from net realized gain	–B	–B	–B	–	–
Total distributions	(.003)	–B	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.28%	.01%	.02%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.29%	.06%	.06%	.12%	.19%
Expenses net of all reductions	.29%	.06%	.06%	.12%	.19%
Net investment income (loss)	.28%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$319	$283	$317	$348	$401

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California AMT Tax-Free Money Market Fund Institutional Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	–B	–B	–B	–B
Net realized and unrealized gain (loss)	.001	–B	–B	–B	–B
Total from investment operations	.004	–B	–B	–B	–B
Distributions from net investment income	(.003)	–B	–B	–B	–B
Distributions from net realized gain	–B	–B	–B	–	–
Total distributions	(.004)C	–B	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnD	.36%	.01%	.02%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.06%	.06%	.12%	.19%
Expenses net of all reductions	.20%	.06%	.06%	.12%	.19%
Net investment income (loss)	.37%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$879	$405	$476	$514	$679

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total distributions of $.004 per share is comprised of distributions from net investment income of $.0034 and distributions from net realized gain of $.0002 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California AMT Tax-Free Money Market Fund Service Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–B	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.001	–B	–B	–B	–B
Distributions from net investment income	(.001)	–B	–B	–B	–B
Distributions from net realized gain	–B	–B	–B	–	–
Total distributions	(.001)	–B	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.14%	.01%	.02%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.49%F
Expenses net of fee waivers, if any	.41%	.06%	.06%	.13%	.19%
Expenses net of all reductions	.41%	.06%	.06%	.13%	.19%
Net investment income (loss)	.15%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$75	$78	$142	$140	$295

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Ratios for small asset classes differ from the contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$1,191,501

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$1
Undistributed long-term capital gain	$18

The tax character of distributions paid was as follows:

	February 28, 2017	February 29, 2016
Tax-exempt Income	$2,834	$75
Ordinary Income	60	–
Long-term Capital Gains	105	29
Total	$2,999	$ 104

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees(a)	Retained by FDC
Service Class	.25%	$–(b)	$–(b)

 (a) During the period, the investment adviser or its affiliates waived a portion of these fees.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of California AMT Tax-Free Money Market, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. California AMT Tax-Free Money Market pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount(a)
California AMT Tax-Free Money Market	$285
Institutional Class	277
Service Class	–(b)
$562

 (a) During the period, the investment adviser or its affiliates waived a portion of these fees.

 (b) In the amount of less than five hundred dollars.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $281 and in the amount of less than five hundred dollars, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Fidelity California AMT Tax-Free Money Market Fund
California AMT Tax-Free Money Market	$34
Institutional Class	24
Service Class	–(a)

 (a) In the amount of less than five hundred dollars.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016
From net investment income
California AMT Tax-Free Money Market	$729	$30
Institutional Class	2,105	45
Service Class	–(a)	–(a)
Total	$2,834	$75
From net realized gain
California AMT Tax-Free Money Market	$82	$12
Institutional Class	83	17
Service Class	–(a)	–(a)
Total	$165	$29

 (a) In the amount of less than five hundred dollars.

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended February 28, 2017	Year ended February 29, 2016
California AMT Tax-Free Money Market
Shares sold	150,103	57,760
Reinvestment of distributions	728	39
Shares redeemed	(114,565)	(91,399)
Net increase (decrease)	36,266	(33,600)
Institutional Class
Shares sold	717,616	94,415
Reinvestment of distributions	2,021	56
Shares redeemed	(245,512)	(165,855)
Net increase (decrease)	474,125	(71,384)
Service Class
Shares sold	20	3
Reinvestment of distributions	–(a)	–(a)
Shares redeemed	(23)	(67)
Net increase (decrease)	(3)	(64)

 (a) In the amount of less than five hundred dollars.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust II and Shareholders of Fidelity California AMT Tax-Free Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California AMT Tax-Free Money Market Fund (a fund of Fidelity California Municipal Trust II) as of February 28, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity California AMT Tax-Free Money Market Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 13, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity California AMT Tax-Free Money Market Fund, or at 1-877-208-0098 for Institutional Class and Service Class.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
California AMT Tax-Free Money Market	.30%
Actual		$1,000.00	$1,002.10	$1.49
Hypothetical-C		$1,000.00	$1,023.31	$1.51
Institutional Class	.20%
Actual		$1,000.00	$1,002.50	$.99
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class	.45%
Actual		$1,000.00	$1,001.20	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2017, $146,464, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2017, 100% of the fund's income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California AMT Tax-Free Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses (excluding 12b-1 fees, if applicable) may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee."

Fidelity California AMT Tax-Free Money Market Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: retail class: 0.35%; Institutional Class: 0.20%; and Service Class: 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and, with respect to the retail class, by a vote of a majority of the outstanding voting securities of the class.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees and/or management fees to maintain a minimum yield.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® California Municipal Money Market Fund Annual Report February 28, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/28/17	% of fund's investments 8/31/16	% of fund's investments 2/29/16
1 - 7	70.8	69.9	79.1
8 - 30	8.0	7.2	5.0
31 - 60	7.3	10.5	1.7
61 - 90	3.2	2.5	1.9
91 - 180	8.3	1.2	8.8
>180	2.4	8.7	3.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2017
Variable Rate Demand Notes (VRDNs)	19.9%
Tender Option Bond	33.0%
Other Municipal Security	40.4%
Investment Companies	4.8%
Net Other Assets (Liabilities)	1.9%

As of August 31, 2016
Variable Rate Demand Notes (VRDNs)	33.3%
Tender Option Bond	23.4%
Other Municipal Security	35.4%
Investment Companies	6.1%
Net Other Assets (Liabilities)	1.8%

Current And Historical 7-Day Yields

	2/28/17	11/30/16	8/31/16	5/31/16	2/29/16
Fidelity® California Municipal Money Market Fund	0.19%	0.15%	0.13%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Investments February 28, 2017

Showing Percentage of Net Assets

Variable Rate Demand Note - 19.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 3/7/17, VRDN (a)(b)	$3,500	$3,500
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.72% 3/7/17, VRDN (a)	800	800
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.85% 3/7/17, VRDN (a)(b)	2,100	2,100
Series 2002, 0.88% 3/7/17, VRDN (a)(b)	800	800
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.85% 3/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	7,100	7,100
		10,000
California - 17.8%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (La Terrazza Apts. Proj.) Series 2002 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	16,880	16,880
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.7% 3/7/17, LOC BNP Paribas SA, VRDN (a)(b)	3,900	3,900
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.):
Series 2004 K, 0.66% 3/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	13,700	13,700
Series 2005 I, 0.66% 3/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	40,000	40,000
California Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2007 C:
0.69% 3/7/17, LOC Citibank NA, VRDN (a)(b)	4,195	4,195
0.69% 3/7/17, LOC Citibank NA, VRDN (a)(b)	4,600	4,600
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.):
Series 2001 G:
0.69% 3/7/17, LOC Citibank NA, VRDN (a)(b)	2,275	2,275
0.69% 3/7/17, LOC Citibank NA, VRDN (a)(b)	900	900
Series 2002 E, 0.69% 3/7/17, LOC Citibank NA, VRDN (a)(b)	13,900	13,900
Series 2003 M, 0.65% 3/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	14,455	14,455
Series 2004 E, 0.65% 3/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	15,455	15,455
Series 2005 A, 0.66% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	34,715	34,715
Series 2005 B, 0.65% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	40,975	40,975
Series 2006 C, 0.65% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	15,085	15,085
Series 2007 H, 0.66% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	13,160	13,160
Series 2007 K, 0.66% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	13,670	13,670
California Infrastructure & Econ. Dev. Bank Rev. (Betts Spring Co. Proj.) Series 2008, 0.8% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	6,495	6,495
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.88% 3/7/17, LOC Comerica Bank, VRDN (a)(b)	2,530	2,530
(Var-Waste Connections, Inc. Proj.) Series 2007, 0.71% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	10,100	10,100
(Zerep Mgmt. Corp. Proj.) Series 2014, 0.88% 3/7/17, LOC Comerica Bank, VRDN (a)(b)	4,400	4,400
Series 2011 A, 0.88% 3/7/17, LOC Comerica Bank, VRDN (a)(b)	2,810	2,810
Series 2012 A, 0.85% 3/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	2,335	2,335
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.82% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	1,000	1,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	900	900
(Maple Square Apt. Proj.) Series AA, 0.7% 3/7/17, LOC Citibank NA, VRDN (a)(b)	5,255	5,255
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.68% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	17,009	17,009
(Salvation Army S.F. Proj.) 0.65% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	15,205	15,205
(Terraces at Park Marino Proj.) Series I, 0.7% 3/7/17, LOC Bank of The West San Francisco, VRDN (a)(b)	4,785	4,785
(The Crossings at Elk Grove Apts.) Series H, 0.7% 3/7/17, LOC Citibank NA, VRDN (a)(b)	6,950	6,950
California Statewide Cmntys. Dev. Auth. Rev.:
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.69% 3/7/17, LOC Northern Trust Co., VRDN (a)	16,300	16,300
(Oakmont Stockton Proj.) Series 1997 C, 0.68% 3/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	5,960	5,960
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 0.68% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 0.74% 3/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	9,100	9,100
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Grand Promenade Proj.) 0.67% 3/7/17, LOC Freddie Mac, VRDN (a)	36,500	36,500
Los Angeles Multi-family Hsg. Rev.:
(Channel Gateway Apts. Proj.) Series 1989 B, 0.65% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	67,700	67,700
(Colonia Corona Apts. Proj.) Series 2004 D, 0.72% 3/7/17, LOC Citibank NA, VRDN (a)(b)	2,500	2,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.66% 3/7/17, LOC Bank of America NA, VRDN (a)	23,605	23,605
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.77% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,290	1,290
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. (California Place Apts. Proj.) Series B, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	3,865	3,865
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.72% 3/7/17, LOC Citibank NA, VRDN (a)(b)	6,081	6,081
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.67% 3/7/17, LOC Bank of America NA, VRDN (a)	24,845	24,845
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Delta Village Apts. Proj.) Series A, 0.67% 3/7/17, LOC Citibank NA, VRDN (a)(b)	5,800	5,800
San Francisco City & County Multi-family Hsg. Rev. (8th & Howard Family Apts. Proj.) Series 2000 B, 0.7% 3/7/17, LOC Citibank NA, VRDN (a)(b)	3,505	3,505
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.82% 3/7/17, LOC Citibank NA, VRDN (a)(b)	1,250	1,250
(Mission Creek Cmnty. Proj.) Series B, 0.7% 3/7/17, LOC Citibank NA, VRDN (a)(b)	5,385	5,385
(Ocean Beach Apts. Proj.) Series B, 0.7% 3/7/17, LOC Citibank NA, VRDN (a)(b)	1,055	1,055
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.68% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 0.68% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.72% 3/7/17, LOC Citibank NA, VRDN (a)(b)	5,950	5,950
(El Paseo Apts. Proj.) Series 2002 B, 0.72% 3/7/17, LOC Citibank NA, VRDN (a)(b)	4,145	4,145
(Trestles Apts. Proj.) Series 2004 A, 0.67% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.67% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	15,090	15,090
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.74% 3/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	10,335	10,335
		633,225
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.82% 3/1/17, VRDN (a)(b)	800	800
Series 1988, 0.82% 3/1/17, VRDN (a)(b)	2,200	2,200
Series 1993 C, 0.85% 3/7/17, VRDN (a)	1,200	1,200
Series 1994, 0.82% 3/1/17, VRDN (a)(b)	1,400	1,400
		5,600
Georgia - 0.1%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.7% 3/7/17, VRDN (a)	2,050	2,050
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.81% 3/7/17, VRDN (a)(b)	3,420	3,420
Iowa - 0.4%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.72% 3/7/17, VRDN (a)(b)	14,200	14,200
Kentucky - 0.3%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.7% 3/7/17, VRDN (a)(b)	9,500	9,500
Texas - 0.3%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.85% 3/7/17, VRDN (a)(b)	3,450	3,450
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.83% 3/7/17, VRDN (a)(b)	7,720	7,720
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.73% 3/7/17 (Total SA Guaranteed), VRDN (a)(b)	1,300	1,300
		12,470
West Virginia - 0.4%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 D, 0.8% 3/7/17, LOC Deutsche Bank AG, VRDN (a)(b)	800	800
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.87% 3/7/17, VRDN (a)(b)	6,100	6,100
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.91% 3/7/17, VRDN (a)(b)	6,800	6,800
		13,700
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $708,465)		708,465

Tender Option Bond - 33.0%
California - 32.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 0.85% 3/7/17 (Liquidity Facility Bank of America NA) (a)(c)	6,125	6,125
Series 16 XM 0244, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Series 17 XX 1045, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,035	10,035
Series II R 11901, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,300	1,300
Series Putters 3211, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,320	13,320
Series Putters 3434, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,850	2,850
Series XF 10 44, 0.8% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	11,950	11,950
Burbank Unified School District Participating VRDN Series Floaters XF 22 92, 0.69% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,320	4,320
California Dept. of Wtr. Resources Participating VRDN:
Series Putters 3019, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,785	9,785
Series ROC II R 11970-1, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,555	1,555
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0093, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,915	5,915
Series 16 XM 0146, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,010	12,010
Series 16 XM0194, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,965	5,965
Series EGL 14 0005, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,500	9,500
Series Floaters XF 23 77, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,575	12,575
Series MS 3346, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,330	9,330
Series Putters 3960, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,330	7,330
Series ROC II R 11974, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Series ROC II R 14081, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Series XF 24 00, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,790	2,790
California Gen. Oblig. Participating VRDN:
Series 15 XF 1039, 0.74% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	38,500	38,500
Series 15 XF0129, 0.76% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,500	7,500
Series 15 XF2161, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,035	7,035
Series 15 XF2171, 0.66% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	11,240	11,240
Series 16 ZM0200, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,190	12,190
Series 16 ZM0201, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,120	5,120
Series DB XF 1041, 0.76% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	25,490	25,490
Series Floaters 16 ZF0514, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,370	2,370
Series Floaters XF 23 72, 0.66% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,300	3,300
Series Floaters YX 10 30, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,820	6,820
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 XG 00 49, 0.79% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	21,850	21,850
Series 16 XXF0440, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,100	3,100
Series 16 ZF0426, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,105	3,105
Series Floaters XF 05 23, 0.66% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,500	4,500
Series Floaters YX 10 33, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,500	4,500
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0120, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,720	14,720
Series 15 XF0131, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,235	11,235
Series 15 XF2119, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,995	7,995
Series 16 ZF0212, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,935	2,935
Series 2015 ZF0213, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series DB 15 XF 0234, 0.75% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	18,480	18,480
Series Floaters XG 01 04, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	13,867	13,867
Series MS 3239, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	22,800	22,800
Series MS 3267, 0.67% 3/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	27,375	27,375
Series MS 3301, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,330	7,330
Series TD 0036, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,105	7,105
California St. Univ. Rev. Participating VRDN Series XM 0306, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,600	7,600
California State Univ. Rev. Participating VRDN:
Series 16 ZM0197, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,590	4,590
Series 16 ZM0198, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,000	3,000
Series 16 ZM0199, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Series 16 ZM0204, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,125	6,125
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters 02 144A, 0.71% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	23,910	23,910
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series ROC II R 14001, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,375	2,375
Series XF 23 59, 0.74% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,925	5,925
Culver City Calif Unified School District Bonds Series Solar 17 10, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,445	3,445
Dept. of Arpts. of the City of LA Participating VRDN Series YX 10 01, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,690	4,690
Dept. of Wtr. and Pwr. of Los Angeles Participating VRDN Series XM 03 65, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Dignity Health Participating VRDN Series 17 04, 0.72% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	36,000	36,000
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 0.66% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,800	6,800
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series 2015 XF0190, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,835	1,835
Series EGL1310, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	21,700	21,700
Series MS 3250, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series 15 XF0072, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,585	1,585
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.7%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,200	5,200
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, 0.94%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	8,825	8,825
Participating VRDN:
Series 15 ZF2116, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Series MS 3268 X, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series MS 3288, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,000	7,000
Series ROC II R 14066, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.67% 3/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,375	14,375
Grossmont Union High School District Participating VRDN Series 16 ZF0317, 0.84% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Los Angeles Cmnty. College District Participating VRDN:
Series 16 ZF0315, 0.69% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,425	7,425
Series 16 ZF0327, 0.69% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,885	5,885
Series EGL 08 57, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	17,400	17,400
Series MS 3096, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,600	9,600
Series ROC II R 11773, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	19,575	19,575
0.66% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,100	2,100
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 0.74% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,645	3,645
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,300	2,300
Series Floaters XM 04 27, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series ROC II R 11842, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,750	6,750
Series ZM 04 73, 0.69% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,605	2,605
Series ZM 04 87, 0.69% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,470	1,470
0.7% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,645	7,645
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XF 04 87, 0.69% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series 16 XM 02 53, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Series Floaters XM 03 79, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,665	3,665
Series MS 3289, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,335	7,335
Series MS 3345, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	16,060	16,060
Series Putters 0039, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Series Putters 4330, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series XG 0110, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,100	4,100
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 0018, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series 15 XF2168, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,290	2,290
Series Floaters ZM 04 68, 0.66% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,800	5,800
Series MS 3397, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,770	9,770
Series MS 3403, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,975	8,975
Series ROC 14087, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,200	6,200
Los Angeles Hbr. Dept. Rev.:
Bonds:
Series Floaters 09 37C, 0.84%, tender 5/18/17 (Liquidity Facility Wells Fargo & Co.) (a)(c)(d)	8,800	8,800
Series WF 10 40C, 0.84%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,400	5,400
Participating VRDN Series 15 ZF0158, 0.72% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,280	5,280
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 15 ZF0243, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,430	5,430
Series 16 ZF0313, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,935	4,935
Series Putters 3371, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	22,495	22,495
Series ROC II R 14059, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Floaters XM 04 23, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,935	10,935
Metropolitan Wtr. District Southern CA Wtrwks. Rev. Participating VRDN Series 16 XM 02 43, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,450	3,450
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series Floaters 16 XG0022, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,825	7,825
Series MS 3030, 0.67% 3/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	9,765	9,765
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 67, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
Sacramento Area Flood Cont. Agcy. Participating VRDN:
Series Floaters XM 04 55, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,900	3,900
Series Floaters YX 10 37, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,540	3,540
Series Floaters ZM 04 57, 0.65% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,930	4,930
Series Floaters ZM 04 58, 0.65% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,500	8,500
San Diego Cmnty. College District:
Bonds Series WF11 87C, 0.84%, tender 3/30/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	9,915	9,915
Participating VRDN:
Series Putters 3963, 0.69% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Series XM 0149, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,300	2,300
Series XM 02 90, 0.66% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series 16 ZF0311, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,040	1,040
Series 16 ZF0441, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,810	6,810
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN 0.74% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,875	1,875
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	23,065	23,065
San Diego Unified School District Participating VRDN Series MS 3330, 0.67% 3/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series EGL 14 0025, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	8,800	8,800
Series ROC II R 12318, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	16,455	16,455
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 0.8% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,900	4,900
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN Series 15 XF2169, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Sunnyvale School District Bonds Series 2016 18, 0.7%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	7,955	7,955
The Regents of the Univ. of California Participating VRDN:
Series XM 03 46, 0.67% 3/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,500	7,500
Series XM 03 47, 0.67% 3/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,750	3,750
Series XM 03 58, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series XM 03 63, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Series XM 03 66, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,925	8,925
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,580	3,580
Univ. of California Regts. Med. Ctr. Pooled Rev. Participating VRDN:
Series Floaters XX 10 23, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,935	2,935
Series Floaters ZF 23 62, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	14,120	14,120
Series Floaters ZF 23 63, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,900	3,900
Univ. of California Revs. Participating VRDN:
Series 16 ZF 04 89, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,000	1,000
Series 16 XL0001, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,250	10,250
Series 16 ZF0427, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,040	3,040
Series 2015 ZF0187, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,605	4,605
Series Floaters XM 04 13, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,500	12,500
Series Floaters XM 04 34, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series MS 3066, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,021	8,021
Series MS 3396, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,830	7,830
Series Putters 3961, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Wells Fargo Stage Trs Var States Bonds Series 86C, 0.91%, tender 3/16/17 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	12,995	12,995
		1,156,293
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.84% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,200	1,200
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.82% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,100	2,100
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,400	1,400
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.73% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,820	4,820
Washington - 0.2%
Catholic Health Initiatives Participating VRDN Series XF 1017, 0.94% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600	1,600
Port of Seattle Rev. Participating VRDN Series Floaters XF 05 22, 0.74% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,600	3,600
		5,200
TOTAL TENDER OPTION BOND
(Cost $1,171,013)		1,171,013

Other Municipal Security - 40.4%
California - 37.9%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2007 F:
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	12,205	12,248
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	8,170	8,199
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2008 H, 5% 5/1/17	2,145	2,160
California Gen. Oblig.:
Bonds:
Series 2008, 5% 4/1/17	2,095	2,102
Series 2009, 5% 4/1/17	10,150	10,186
Series 2016:
4% 9/1/17	4,720	4,793
5% 3/1/17	2,750	2,750
5% 9/1/17	17,400	17,755
Series 11A2:
0.68% 3/2/17, LOC Royal Bank of Canada, CP	19,200	19,200
0.73% 5/8/17, LOC Royal Bank of Canada, CP	15,200	15,200
0.79% 3/9/17, LOC Royal Bank of Canada, CP	9,200	9,200
Series 11A5:
0.78% 4/7/17, LOC U.S. Bank NA, Cincinnati, CP	10,400	10,400
0.8% 3/13/17, LOC U.S. Bank NA, Cincinnati, CP	9,400	9,400
Series 2011 A2, 0.78% 4/4/17, LOC Royal Bank of Canada, CP	3,900	3,900
Series A1:
0.69% 3/8/17, LOC Wells Fargo Bank NA, CP	10,900	10,900
0.69% 3/13/17, LOC Wells Fargo Bank NA, CP	42,100	42,100
0.78% 4/4/17, LOC Wells Fargo Bank NA, CP	6,240	6,240
0.78% 4/7/17, LOC Wells Fargo Bank NA, CP	6,400	6,400
0.79% 3/7/17, LOC Wells Fargo Bank NA, CP	5,600	5,600
Series A3, 0.72% 5/3/17, LOC MUFG Union Bank NA, CP	11,200	11,200
Series A7, 0.75% 3/6/17, LOC Mizuho Corporate Bank Ltd., CP	19,285	19,285
Series A8, 0.73% 3/27/17, LOC Bank of The West San Francisco, CP	19,000	19,000
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.89%, tender 9/26/17 (a)	51,900	51,900
California Pub. Works Board Lease Rev. Bonds Series 2016 E, 5% 10/1/17	3,865	3,960
California School Cash Reserve Prog. Auth. TRAN:
Series 2016 A, 2% 6/30/17	5,400	5,422
Series 2016 B, 2% 6/30/17	22,400	22,489
Series 2016 E, 2% 5/31/17	8,690	8,717
California State Univ. Rev. Series A:
0.83% 5/2/17, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	7,800	7,800
0.83% 5/2/17, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	7,800	7,800
0.84% 5/2/17, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	2,000	2,000
0.84% 5/2/17, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	13,269	13,269
0.84% 5/2/17, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	23,500	23,500
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.75%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada) (a)	167,000	167,000
Series 2010 B, 0.75%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada) (a)	119,570	119,570
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series A1:
0.72% 4/3/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	21,500	21,500
0.76% 3/3/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	9,300	9,300
0.77% 3/6/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	10,100	10,100
0.77% 3/8/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	24,700	24,700
Kern County Gen. Oblig. TRAN Series 2016:
3% 5/15/17	4,800	4,823
3% 6/30/17	5,035	5,073
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A, 0.75% 3/23/17, LOC Bank of The West San Francisco, CP	9,500	9,500
Series B:
0.76% 3/16/17, LOC U.S. Bank NA, Cincinnati, CP	19,400	19,400
0.78% 4/6/17, LOC U.S. Bank NA, Cincinnati, CP	8,800	8,800
0.78% 4/6/17, LOC U.S. Bank NA, Cincinnati, CP	16,300	16,300
0.8% 3/14/17, LOC U.S. Bank NA, Cincinnati, CP	10,200	10,200
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	63,400	63,869
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Bonds Series 2016 A, 3% 6/1/17	7,900	7,944
Series A, 0.73% 4/6/17, LOC Sumitomo Mitsui Banking Corp., CP	12,900	12,900
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2016, 0.99% 4/4/17 (Liquidity Facility Royal Bank of Canada), CP	41,400	41,400
Los Angeles Gen. Oblig. TRAN Series 2016:
2% 3/30/17	1,300	1,301
3% 6/29/17	130,900	131,857
Los Angeles Hbr. Dept. Rev. Bonds Series 2016 A, 3% 8/1/17 (b)	5,000	5,046
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 09A2, 0.7% 3/6/17, LOC Bank of America NA, CP	15,400	15,400
Series 11 A3, 0.75% 4/3/17, LOC Bank of The West San Francisco, CP	9,200	9,200
Series 11A3, 0.72% 3/7/17, LOC Bank of The West San Francisco, CP	3,800	3,800
Series 13 A4, 0.75% 5/8/17, LOC U.S. Bank NA, Cincinnati, CP	14,150	14,150
Series 13A4, 0.76% 3/13/17, LOC U.S. Bank NA, Cincinnati, CP	11,600	11,600
Series A1, 0.78% 4/6/17, LOC Wells Fargo Bank NA, CP	7,400	7,400
Port of Oakland Port Rev. Series A, 0.71% 3/2/17, LOC Bank of America NA, CP (b)	12,741	12,741
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	17,600	17,734
Sacramento Muni. Util. District Elec. Rev. Series L1:
0.68% 4/3/17, LOC Barclays Bank PLC, CP	20,300	20,300
0.71% 4/4/17, LOC Barclays Bank PLC, CP	3,000	3,000
San Diego Unified School District TRAN Series 2016 A, 2% 6/30/17	7,900	7,930
San Francisco Calif City & Cnt Series A1, 0.72% 4/5/17, LOC Bank of America NA, CP	3,000	3,000
San Francisco City & County Gen. Oblig.:
Series 1, 0.79% 4/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	15,700	15,700
Series 2, 0.79% 4/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati), CP	33,897	33,897
Series 3, 0.8% 3/13/17, LOC State Street Bank & Trust Co., Boston, CP	37,500	37,500
San Francisco Muni. Trans. Agcy. Series A1, 0.74% 3/16/17, LOC State Street Bank & Trust Co., Boston, CP	7,800	7,800
San Jacinto Unified School District Bonds Series 2007, 5.25% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,035
San Jose Fin. Auth. Rev.:
Series 1, 0.66% 3/2/17, LOC State Street Bank & Trust Co., Boston, CP	10,600	10,600
Series 2, 0.66% 3/2/17, LOC U.S. Bank NA, Cincinnati, CP	10,600	10,600
Torrance Gen. Oblig. TRAN Series 2016, 2% 7/6/17	3,000	3,011
Woodland Fin. Auth. Rev. Series 2017, 0.75% 3/8/17, LOC Citibank NA, CP	12,700	12,700
		1,345,756
Georgia - 1.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	18,825	18,825
Series 2010 A2, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	27,415	27,415
		46,240
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.82% tender 3/1/17, CP mode	2,100	2,100
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 3/9/17, CP mode	6,000	6,000
Series 1993 A, 0.75% tender 3/16/17, CP mode	2,450	2,450
Series 93B, 0.85% tender 3/30/17, CP mode	3,300	3,300
		11,750
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A:
0.8% tender 3/16/17, CP mode (b)	2,500	2,500
0.85% tender 3/10/17, CP mode (b)	7,300	7,300
Series 1990 A1, 0.94% tender 3/13/17, CP mode (b)	700	700
Series A1, 0.94% tender 3/14/17, CP mode (b)	6,400	6,400
(New England Pwr., Co. Proj.) Series 1990 B, 0.85% tender 3/2/17, CP mode	4,200	4,200
		21,100
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.92% tender 3/1/17, CP mode (b)	3,800	3,800
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.8% tender 3/16/17, CP mode (b)	3,000	3,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,433,746)		1,433,746
	Shares (000s)	Value (000s)

Investment Company - 4.8%
Fidelity Municipal Cash Central Fund, 0.68%(e)(f)
(Cost $169,031)	169,030	169,031
TOTAL INVESTMENT PORTFOLIO - 98.1%
(Cost $3,482,255)		3,482,255
NET OTHER ASSETS (LIABILITIES) - 1.9%		67,932
NET ASSETS - 100%		$3,550,187

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,935,000 or 1.3% of net assets.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.94%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$8,825
Los Angeles Hbr. Dept. Rev. Bonds Series Floaters 09 37C, 0.84%, tender 5/18/17 (Liquidity Facility Wells Fargo & Co.)	2/18/16	$8,800
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.84%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$5,400
San Diego Cmnty. College District Bonds Series WF11 87C, 0.84%, tender 3/30/17 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$9,915
Wells Fargo Stage Trs Var States Bonds Series 86C, 0.91%, tender 3/16/17 (Liquidity Facility Wells Fargo Bank NA)	9/15/16	$12,995

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$1,266
Total	$1,266

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,313,224)	$3,313,224
Fidelity Central Funds (cost $169,031)	169,031
Total Investments (cost $3,482,255)		$3,482,255
Cash		43
Receivable for investments sold		69,515
Receivable for fund shares sold		1,660
Interest receivable		9,639
Distributions receivable from Fidelity Central Funds		123
Prepaid expenses		6
Other receivables		3
Total assets		3,563,244
Liabilities
Payable for investments purchased	$3,800
Payable for fund shares redeemed	7,735
Distributions payable	25
Accrued management fee	1,079
Other affiliated payables	366
Other payables and accrued expenses	52
Total liabilities		13,057
Net Assets		$3,550,187
Net Assets consist of:
Paid in capital		$3,549,925
Accumulated undistributed net realized gain (loss) on investments		262
Net Assets, for 3,547,335 shares outstanding		$3,550,187
Net Asset Value, offering price and redemption price per share ($3,550,187 ÷ 3,547,335 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2017
Investment Income
Interest		$23,433
Income from Fidelity Central Funds		1,266
Total income		24,699
Expenses
Management fee	$16,901
Transfer agent fees	5,351
Accounting fees and expenses	405
Custodian fees and expenses	34
Independent trustees' fees and expenses	22
Registration fees	36
Audit	40
Legal	20
Miscellaneous	63
Total expenses before reductions	22,872
Expense reductions	(3,276)	19,596
Net investment income (loss)		5,103
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	410
Fidelity Central Funds	8
Total net realized gain (loss)		418
Net increase in net assets resulting from operations		$5,521

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,103	$689
Net realized gain (loss)	418	2,088
Net increase in net assets resulting from operations	5,521	2,777
Distributions to shareholders from net investment income	(5,094)	(688)
Distributions to shareholders from net realized gain	(1,167)	(70)
Total distributions	(6,261)	(758)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	3,168,049	16,869,237
Reinvestment of distributions	5,943	651
Cost of shares redeemed	(5,989,199)	(17,496,472)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,815,207)	(626,584)
Total increase (decrease) in net assets	(2,815,947)	(624,565)
Net Assets
Beginning of period	6,366,134	6,990,699
End of period	$3,550,187	$6,366,134

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Money Market Fund

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–B	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.001	–B	–B	–B	–B
Distributions from net investment income	(.001)	–B	–B	–B	–B
Distributions from net realized gain	–B	–B	–	–	–
Total distributions	(.001)	–B	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.15%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.42%	.05%	.06%	.11%	.19%
Expenses net of all reductions	.42%	.05%	.06%	.11%	.19%
Net investment income (loss)	.11%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,550	$6,366	$6,991	$6,766	$6,093

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$3,482,255

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$9
Undistributed long-term capital gain	$254

The tax character of distributions paid was as follows:

	February 28, 2017	February 29, 2016
Tax-exempt Income	$5,094	$688
Long-term Capital Gains	1,167	70
Total	$6,261	$ 758

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $3,225.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $26.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust II and Shareholders of Fidelity California Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Money Market Fund (a fund of Fidelity California Municipal Trust II) as of February 28, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity California Municipal Money Market Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 13, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Actual	.49%	$1,000.00	$1,001.20	$2.43
Hypothetical-C		$1,000.00	$1,022.36	$2.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2017, $419,096, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2017, 100% of the fund's income dividends was free from federal income tax, and 29.55% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked equal to the median of its Total Mapped Group and above the median of its ASPG for 2015. The Board noted that there is a relatively small number of state-specific funds in the Lipper objective.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2015. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CFS-ANN-0417
1.855634.109

Item 2.

Code of Ethics

As of the end of the period, February 28, 2017, Fidelity California Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity California AMT Tax-Free Money Market Fund and Fidelity California Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

February 28, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California AMT Tax-Free Money Market Fund	$43,000	$-	$2,200	$1,800
Fidelity California Municipal Money Market Fund	$36,000	$-	$2,200	$1,600

February 29, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California AMT Tax-Free Money Market Fund	$41,000	$-	$2,200	$1,900
Fidelity California Municipal Money Market Fund	$40,000	$-	$2,200	$3,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2017A	February 29, 2016A,B
Audit-Related Fees	$5,985,000	$5,470,000
Tax Fees	$105,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Reflects current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2017 A	February 29, 2016 A,B
PwC	$7,980,000	$6,105,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2017